Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
C000241425 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.69%	12.61%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	18.72%
Solactive 1-3 Month US T-Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%	4.86%